FVM - Movements of level 3 instruments - Liabilities (Detail) - Level 3 - USD ($) $ in Billions	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Derivative financial instruments
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Balance at the beginning of the period	$ 1.7	$ 2.2
Credit Suisse liabilities acquired	2.8
Total gains / losses included in comprehensive income - Net gains / losses included in income	0.6	(0.6)
Total gains / losses included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period	0.5	(0.6)
Purchases	0.0	0.0
Sales	(0.0)	(0.0)
Issuances	0.8	0.9
Settlements	(0.4)	(0.8)
Transfers into Level 3	0.1	0.1
Transfers out of Level 3	(0.3)	(0.1)
Foreign currency translation	0.0	(0.1)
Balance at the end of period	5.3	1.7
Derivative financial instruments | Interest rate contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Balance at the beginning of the period	0.1	0.3
Credit Suisse liabilities acquired	0.2
Total gains / losses included in comprehensive income - Net gains / losses included in income	0.0	(0.2)
Total gains / losses included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period	0.0	(0.2)
Purchases	0.0	0.0
Sales	(0.0)	(0.0)
Issuances	0.1	0.1
Settlements	(0.1)	(0.0)
Transfers into Level 3	0.0	0.0
Transfers out of Level 3	(0.0)	(0.0)
Foreign currency translation	0.0	0.0
Balance at the end of period	0.4	0.1
Derivative financial instruments | Equity / index contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Balance at the beginning of the period	1.2	1.5
Credit Suisse liabilities acquired	1.7
Total gains / losses included in comprehensive income - Net gains / losses included in income	0.5	(0.3)
Total gains / losses included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period	0.5	(0.3)
Purchases	0.0	0.0
Sales	(0.0)	(0.0)
Issuances	0.6	0.6
Settlements	(0.3)	(0.7)
Transfers into Level 3	0.0	0.0
Transfers out of Level 3	(0.1)	(0.1)
Foreign currency translation	0.0	0.0
Balance at the end of period	3.7	1.1
Derivative financial instruments | Credit derivative contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Balance at the beginning of the period	0.3	0.3
Credit Suisse liabilities acquired	0.3
Total gains / losses included in comprehensive income - Net gains / losses included in income	0.0	(0.1)
Total gains / losses included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period	0.0	(0.1)
Purchases	0.0	0.0
Sales	(0.0)	(0.0)
Issuances	0.1	0.1
Settlements	(0.0)	(0.0)
Transfers into Level 3	0.1	0.1
Transfers out of Level 3	(0.2)	(0.0)
Foreign currency translation	0.0	0.0
Balance at the end of period	0.6	0.4
Debt issued designated at fair value
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Balance at the beginning of the period	10.5	14.2
Credit Suisse liabilities acquired	8.5
Total gains / losses included in comprehensive income - Net gains / losses included in income	0.4	(2.5)
Total gains / losses included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period	0.4	(2.3)
Purchases	0.0	0.0
Sales	(0.0)	(0.0)
Issuances	2.4	4.2
Settlements	(2.5)	(2.7)
Transfers into Level 3	0.6	0.7
Transfers out of Level 3	(0.8)	(1.5)
Foreign currency translation	0.0	(0.4)
Balance at the end of period	19.1	12.0
Other financial liabilities designated at fair value
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Balance at the beginning of the period	0.7	0.8
Credit Suisse liabilities acquired	2.1
Total gains / losses included in comprehensive income - Net gains / losses included in income	0.0	0.0
Total gains / losses included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period	0.0	0.0
Purchases	0.0	0.0
Sales	(0.0)	(0.0)
Issuances	0.2	0.2
Settlements	(0.1)	(0.1)
Transfers into Level 3	0.0	0.0
Transfers out of Level 3	(0.0)	(0.0)
Foreign currency translation	0.0	0.0
Balance at the end of period	$ 3.0	$ 0.9